Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and costs. These estimates are based on management’s knowledge of current events, historical experience and various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may be different from these estimates and assumptions.

Reclassification
Certain amounts in the Company’s Fiscal 2018, Fiscal 2017 and Fiscal 2016 Consolidated Financial Statements and Notes have been reclassified as a result of the adoption of new accounting guidance relating to certain net periodic pension and other postretirement benefit costs and restricted cash (See Note 3). In addition, certain other amounts in the Fiscal 2017 and Fiscal 2016 Consolidated Financial Statements and Notes have been reclassified to conform to the Fiscal 2018 presentation.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of UGI and its controlled subsidiary companies which, except for the Partnership, are majority owned. We report the public’s interests in the Partnership, and outside ownership interests in other consolidated but less than 100%-owned subsidiaries, as noncontrolling interests. We eliminate intercompany accounts and transactions when we consolidate.
Entities in which we do not have control, but have significant influence over operating and financial policies, are accounted for by the equity method. Investments in business entities that are not publicly traded and in which we do not have significant influence over operating and financial policies are accounted for using the cost method.

Effects of Regulation
Effects of Regulation
UGI Utilities accounts for the financial effects of regulation in accordance with the Financial Accounting Standards Board’s (“FASB’s”) guidance in Accounting Standards Codification (“ASC”) 980, “Regulated Operations.” In accordance with this guidance, incurred costs and estimated future expenditures that would otherwise be charged to expense are capitalized and recorded as regulatory assets when it is probable that the incurred costs or estimated future expenditures will be recovered in rates in the future. Similarly, we recognize regulatory liabilities when it is probable that regulators will require customer refunds through future rates or when revenue is collected from customers for expenditures that have not yet been incurred. Regulatory assets and liabilities are classified as current if, upon initial recognition, the entire amount related to that item will be recovered or refunded within a year of the balance sheet date. Generally, regulatory assets and regulatory liabilities are amortized into expense and income over the periods authorized by the regulator.

Fair Value Measurements
Fair Value Measurements
The Company applies fair value measurements on a recurring and, as otherwise required under GAAP, on a nonrecurring basis. Fair value in GAAP is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. Fair value measurements performed on a recurring basis principally relate to derivative instruments and investments held in supplemental executive retirement plan grantor trusts.
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
We use the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities that we have the ability to access at the measurement date.

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Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means.

•	Level 3 — Unobservable inputs for the asset or liability including situations where there is little, if any, market activity for the asset or liability.
Fair value is based upon assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and risks inherent in valuation techniques and inputs to valuations. This includes not only the credit standing of counterparties and credit enhancements but also the impact of our own nonperformance risk on our liabilities. We evaluate the need for credit adjustments to our derivative instrument fair values. These credit adjustments were not material to the fair values of our derivative instruments.

Derivative Instruments
Derivative Instruments
Derivative instruments are reported on the Consolidated Balance Sheets at their fair values, unless the normal purchase and normal sale (“NPNS”) exception is elected. The accounting for changes in fair value depends upon the purpose of the derivative instrument, whether it is subject to regulatory ratemaking mechanisms or if it qualifies and is designated as a hedge for accounting purposes.
Certain of our derivative instruments qualify and are designated as cash flow hedges. For cash flow hedges, changes in the fair values of the derivative instruments are recorded in accumulated other comprehensive income (loss) (“AOCI”), to the extent effective at offsetting changes in the hedged item, until earnings are affected by the hedged item. We discontinue cash flow hedge accounting if occurrence of the forecasted transaction is determined to be no longer probable. Hedge accounting is also discontinued for derivatives that cease to be highly effective. We do not designate our commodity and certain foreign currency derivative instruments as hedges under GAAP. Changes in the fair values of these derivative instruments are reflected in net income. Gains and losses on substantially all of the commodity derivative instruments used by UGI Utilities are included in regulatory assets or liabilities because it is probable such gains or losses will be recoverable from, or refundable to, customers. From time to time, we also enter into net investment hedges. Gains and losses on net investment hedges that relate to our foreign operations are included in AOCI until such foreign net investment is sold or liquidated.

Beginning October 1, 2016, in order to reduce the volatility in net income associated with our foreign operations, principally as a result of changes in the U.S. dollar exchange rate between the euro and British pound sterling, we have entered into forward foreign currency exchange contracts. Because these contracts do not qualify for hedge accounting treatment, realized and unrealized gains and losses on these contracts are recorded in “Gain (loss) on foreign currency contracts, net” on the Consolidated Statements of Income.
Cash flows from derivative instruments, other than certain cross-currency swaps and net investment hedges, if any, are included in cash flows from operating activities on the Consolidated Statements of Cash Flows. Cash flows from the interest portion of our cross-currency hedges, if any, are included in cash flows from operating activities while cash flows from the currency portion of such hedges, if any, are included in cash flows from financing activities. Cash flows from net investment hedges, if any, are included in cash flows from investing activities on the Consolidated Statements of Cash Flows.

Foreign Currency Translation
Foreign Currency Translation
Balance sheets of international subsidiaries are translated into U.S. dollars using the exchange rate at the balance sheet date. Income statements and equity investee results are translated into U.S. dollars using an average exchange rate for each reporting period. Where the local currency is the functional currency, translation adjustments are recorded in other comprehensive income. Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise with the impact of subsequent changes in such rates reflected in the income statement. The functional currency of a significant portion of our international operations is the euro.

Revenue Recognition
Revenue Recognition
Revenues from the sale of LPG are recognized principally upon delivery. Midstream & Marketing and our UGI International energy marketing business record revenues when energy products are delivered or services are provided to customers. Revenues from the sale of appliances and equipment are recognized at the later of sale or installation. Revenues from repair or maintenance services are recognized upon completion of services.
UGI Utilities’ regulated revenues are recognized as natural gas and electricity are delivered and include estimated amounts for distribution service rendered and commodities delivered but not billed at the end of each month. We reflect the impact of Gas Utility and Electric Utility rate increases or decreases at the time they become effective.
We present revenue-related taxes collected on behalf of customers and remitted to taxing authorities, principally sales and use taxes, on a net basis. Electric Utility gross receipts taxes are included in “Operating and administrative expenses” on the Consolidated Statements of Income in accordance with regulatory practice.

Accounts Receivable
Accounts Receivable
Accounts receivable are reported on the Consolidated Balance Sheets at the gross outstanding amount adjusted for an allowance for doubtful accounts. Accounts receivable that are acquired are initially recorded at fair value on the date of acquisition. Provisions for uncollectible accounts are established based upon our collection experience and the assessment of the collectability of specific amounts. Accounts receivable are written off in the period in which the receivable is deemed uncollectible.

LPG Delivery Expenses
LPG Delivery Expenses
Expenses associated with the delivery of LPG to customers of the Partnership and our UGI International operations (including vehicle expenses, expenses of delivery personnel, vehicle repair and maintenance and general liability expenses) are classified as “Operating and administrative expenses” on the Consolidated Statements of Income. Depreciation expense associated with the Partnership and UGI International delivery vehicles is classified in “Depreciation and amortization” on the Consolidated Statements of Income.

Income Taxes
Income Taxes
AmeriGas Partners and AmeriGas OLP are not directly subject to federal income taxes. Instead, their taxable income or loss is allocated to the individual partners. We record income taxes on (1) our share of the Partnership’s current taxable income or loss and (2) the differences between the book and tax basis of our investment in the Partnership. AmeriGas OLP has subsidiaries which operate in corporate form and are directly subject to federal and state income taxes. Legislation in certain states allows for taxation of partnership income and the accompanying financial statements reflect state income taxes resulting from such legislation.
UGI Utilities records deferred income taxes in the Consolidated Statements of Income resulting from the use of accelerated tax depreciation methods based upon amounts recognized for ratemaking purposes. UGI Utilities also records a deferred income tax liability for tax benefits, principally the result of accelerated tax depreciation for state income tax purposes, that are flowed through to ratepayers when temporary differences originate and record a regulatory income tax asset for the probable increase in future revenues that will result when the temporary differences reverse.
We are amortizing deferred investment tax credits related to UGI Utilities’ plant additions over the service lives of the related property. UGI Utilities reduces its deferred income tax liability for the future tax benefits that will occur when investment tax credits, which are not taxable, are amortized. We also reduce the regulatory income tax asset for the probable reduction in future revenues that will result when such deferred investment tax credits amortize. At September 30, 2018 and 2017, such deferred investment tax credits totaled $2.6 and $2.9, respectively.
We record interest on underpayments and overpayments of income taxes, and income tax penalties, in “Income taxes” on the Consolidated Statements of Income.

Earnings Per Common Share
Earnings Per Common Share
Basic earnings per share attributable to UGI Corporation stockholders reflect the weighted-average number of common shares outstanding. Diluted earnings per share attributable to UGI Corporation include the effects of dilutive stock options and common stock awards.

Cash and Cash Equivalents	Cash and Cash Equivalents For cash flow purposes, cash and cash equivalents include cash on hand, cash in banks and highly liquid investments with maturities of three months or less when purchased.
Restricted Cash
Restricted Cash
Restricted cash principally represents those cash balances in our commodity futures brokerage accounts that are restricted from withdrawal. Upon adoption of revised accounting guidance in October 2018 (see Note 3), changes in restricted cash is no longer reflected as a separate investing activity but included in cash and cash equivalents when reconciling the beginning and end of period total amounts in the Company’s Condensed Consolidated Statements of Cash Flows. The guidance required retrospective application which resulted in adjustments to the previously reported cash flows from investing activities for Fiscal 2018, Fiscal 2017 and Fiscal 2016 that resulted in an increase in net cash used by investing activities of $0.7, $6.1 and $53.7, respectively.

The following table provides a reconciliation of the total cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the corresponding amounts reported on the Consolidated Statements of Cash Flows.

	Cash, Cash Equivalents and Restricted Cash
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Cash and cash equivalents	$452.6	$558.4	$502.8	$369.7
Restricted cash	9.6	10.3	15.6	69.3
Cash, cash equivalents and restricted cash	$462.2	$568.7	$518.4	$439.0

Inventories
Inventories
Our inventories are stated at the lower of cost or net realizable value. We determine cost using an average cost method for non-utility LPG and natural gas and Gas Utility natural gas; specific identification for appliances; and the first-in, first-out (“FIFO”) method for all other inventories.

Property, Plant and Equipment and Related Depreciation
Property, Plant and Equipment and Related Depreciation
We record property, plant and equipment at the lower of original cost or fair value, if impaired. Capitalized costs include labor, materials and other direct and indirect costs, and for certain operations subject to cost-of-service rate regulation, allowance for funds used during construction (“AFUDC”). We also include in property, plant and equipment costs associated with computer software we develop or obtain for use in our business. The amounts assigned to property, plant and equipment of acquired businesses are based upon estimated fair value at date of acquisition. When we retire or otherwise dispose of non-utility plant and equipment, we eliminate the associated cost and accumulated depreciation and recognize any resulting gain or loss in "Other operating income, net" on the Consolidated Statements of Income.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Intangible Assets. We amortize intangible assets over their estimated useful lives unless we determine their lives to be indefinite. No amortization expense of intangible assets is included in cost of sales in the Consolidated Statements of Income (see Note 11). Estimated useful lives of definite-lived intangible assets, primarily consisting of customer relationships, certain tradenames and noncompete agreements, do not exceed 15 years. We review definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the associated carrying amounts may not be recoverable. Determining whether an impairment loss occurred requires comparing the carrying amount to the sum of undiscounted cash flows expected to be generated by the asset. Intangible assets with indefinite lives are not amortized but are tested for impairment annually (and more frequently if events or changes in circumstances between annual tests indicate that it is more likely than not that they are impaired) and written down to fair value, if impaired.
In April 2018, the Partnership’s senior management approved a plan to discontinue the use of certain tradenames and trademarks, primarily associated with the Partnership’s January 2012 acquisition of Heritage Propane, over a period of approximately three years. As a result, during the third quarter of Fiscal 2018, the Partnership determined that these tradenames and trademarks no longer had indefinite lives and adjusted the carrying amounts of these tradenames and trademarks to their estimated fair values. During the third quarter of Fiscal 2018, the Partnership recorded a non-cash, pre-tax impairment charge of $75.0 which amount is reflected in “Impairment of Partnership tradenames and trademarks” on the Consolidated Statements of Income, and is amortizing the remaining fair value of these tradenames and trademarks of $7.9 over their estimated period of benefit of three years. For further information on these tradenames and trademarks, see Notes 11 and 16.
Goodwill. We do not amortize goodwill, but test it at least annually for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (a component) if discrete financial information is prepared and regularly reviewed by segment management. Components are aggregated as a single reporting unit if they have similar economic characteristics. Each of our reporting units with goodwill is required to perform impairment tests annually or whenever events or circumstances indicate that the value of goodwill may be impaired.
For certain of our reporting units with goodwill, we assess qualitative factors to determine whether it is more likely than not that the fair value of such reporting unit is less than its carrying amount. For our other reporting units with goodwill, we bypass the qualitative assessment and perform the quantitative assessment by comparing the fair values of the reporting units with their carrying amounts, including goodwill. We determine fair values generally based on a weighting of income and market approaches. For purposes of the income approach, fair values are determined based upon the present value of the reporting unit’s estimated future cash flows, including an estimate of the reporting unit’s terminal value based upon these cash flows, discounted at appropriate risk-adjusted rates. We use our internal forecasts to estimate future cash flows which may include estimates of long-term future growth rates based upon our most recent reviews of the long-term outlook for each reporting unit. Cash flow estimates used to establish fair values under our income approach involve management judgments based on a broad range of information and historical results. In addition, external economic and competitive conditions can influence future performance. For purposes of the market approach, we use valuation multiples for companies comparable to our reporting units. The market approach requires judgment to determine the appropriate valuation multiples. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to such excess but not to exceed the total amount of the goodwill of the reporting unit.

Impairment of Long-Lived Assets
We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. We evaluate recoverability based upon undiscounted future cash flows expected to be generated by such assets.

Cost Method Investments	We reduce the carrying values of our cost basis investments when we determine that a decline in fair value is other than temporary.
Debt Issuance Costs
Debt Issuance Costs
We defer and amortize debt issuance costs and debt premiums and discounts over the expected lives of the respective debt issues considering maturity dates. Deferred debt issuance costs associated with long-term debt are reflected as a direct deduction from the carrying amount of such debt. Deferred debt issuance costs associated with revolving credit facilities are classified as “Other assets” on our Consolidated Balance Sheets. Amortization of debt issuance costs is reported as interest expense. Unamortized costs associated with redemptions of debt prior to their stated maturity are generally recognized and recorded in loss on extinguishment of debt. As permitted by regulatory authorities, gains or losses resulting from refinancings of UGI Utilities’ debt are deferred and amortized over the lives of the new issuances.

Refundable Tank and Cylinder Deposits
Refundable Tank and Cylinder Deposits
Included in “Other noncurrent liabilities” on our Consolidated Balance Sheets are customer paid deposits on tanks and cylinders primarily owned by subsidiaries of UGI France of $272.0 and $279.9 at September 30, 2018 and 2017, respectively. Deposits are refundable to customers when the tanks or cylinders are returned in accordance with contract terms.

Environmental Matters
Environmental Matters
We are subject to environmental laws and regulations intended to mitigate or remove the effects of past operations and improve or maintain the quality of the environment. These laws and regulations require the removal or remedy of the effect on the environment of the disposal or release of certain specified hazardous substances at current or former operating sites.
Environmental reserves are accrued when assessments indicate that it is probable that a liability has been incurred and an amount can be reasonably estimated. Amounts recorded as environmental liabilities on the balance sheets represent our best estimate of costs expected to be incurred or, if no best estimate can be made, the minimum liability associated with a range of expected environmental investigation and remediation costs. Our estimated liability for environmental contamination is reduced to reflect anticipated participation of other responsible parties but is not reduced for possible recovery from insurance carriers. Under GAAP, if the amount and timing of cash payments associated with environmental investigation and cleanup are reliably determinable, such liabilities are discounted to reflect the time value of money. We intend to pursue recovery of incurred costs through all appropriate means, including regulatory relief. UGI Utilities receives ratemaking recognition of environmental investigation and remediation costs associated with their environmental sites.  This ratemaking recognition balances the accumulated difference between historical costs and rate recoveries with an estimate of future costs associated with the sites.

Employee Retirement Plans
Employee Retirement Plans
We use a market-related value of plan assets and an expected long-term rate of return to determine the expected return on assets of our U.S. pension and other postretirement plans. The market-related value of plan assets, other than equity investments, is based upon fair values. The market-related value of equity investments is calculated by rolling forward the prior-year’s market-related value with contributions, disbursements and the expected return on plan assets. One third of the difference between the expected and the actual value is then added to or subtracted from the expected value to determine the new market-related value

Equity-Based Compensation
Equity-Based Compensation
All of our equity-based compensation, principally comprising UGI stock options, grants of UGI stock-based equity instruments and grants of AmeriGas Partners equity instruments (together with UGI stock-based equity instruments, “Units” or “Unit awards”), are measured at fair value on the grant date, date of modification or end of the period, as applicable. Compensation expense is recognized on a straight-line basis over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity on our Consolidated Balance Sheets. Equity-based compensation costs associated with the portion of Unit awards classified as equity are measured based upon their estimated fair value on the date of grant or modification. Equity-based compensation costs associated with the portion of Unit awards classified as liabilities are measured based upon their estimated fair value at the grant date and remeasured as of the end of each period.
We record deferred tax assets for awards that we expect will result in deductions on our income tax returns based on the amount of compensation cost recognized and the statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax benefit received on the income tax return are recorded on the Consolidated Statements of Income. We account for forfeitures of share-based payments when they occur.
Effective October 1, 2016, we adopted Accounting Standards Update (“ASU”) No. 2016-09, “Improvements to Employee Share-Based Payments Accounting” (“ASU 2016-09”) which simplifies several aspects of accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. As a result of the adoption of ASU 2016-09, beginning in Fiscal 2017 excess tax benefits and tax deficiencies associated with employee share-based awards that vest or are exercised are recognized as income tax benefit or expense in the reporting period in which they occur, and assumed proceeds under the treasury stock method used for computing diluted shares outstanding no longer include windfall tax benefits in the diluted shares calculation. In addition, upon the adoption of ASU 2016-09, we recorded a $4.9 increase to retained earnings and decrease to deferred income tax liabilities for excess tax benefits related to prior period unrecognized state tax benefits. We elected to use the prospective method of transition for classifying excess tax benefits as cash flow from operating activities on the Consolidated Statements of Cash Flows. In addition, as provided by the new guidance, we elected to account for forfeitures of share-based payments when they occur.

Accounting Changes
New Accounting Standards Adopted Effective October 1, 2018
Revenue Recognition. In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). The guidance provided under this ASU, as amended, supersedes the revenue recognition requirements in ASC No. 605, “Revenue Recognition,” and most industry-specific guidance included in the ASC. ASU 2014-09 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new guidance requires enhanced disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers and requires, among other things, the disaggregation of revenues into categories that show how economic factors affect the nature, timing and uncertainty of revenues and cash flows. We adopted this ASU effective October 1, 2018, using the modified retrospective transition method.

The Company has completed the process of analyzing the impact of the new guidance using an integrated approach which includes evaluating differences in the amount and timing of revenue recognition from applying the requirements of the new guidance, reviewing its accounting policies and practices, and assessing the need for changes to its processes, accounting systems and design of internal controls. Although the impact of the adoption of the new revenue recognition guidance will not have a material impact on our financial statements, certain performance obligations associated the release of capacity contracts at UGI Utilities will be reflected on a gross, rather than net, basis beginning October 1, 2018 and revenues from certain other negotiated rate contracts will be reflected on a straight-line basis.

Cloud Computing Implementation Costs. In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The new guidance requires a customer in a cloud computing arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use software project. These deferred implementation costs are expensed over the fixed, noncancelable term of the service arrangement plus any reasonably certain renewal periods. The new guidance also requires the entity to present the expense related to the capitalized implementation costs in the same income statement line as the hosting service fees; to classify payments for capitalized implementation costs in the statement of cash flows in the same manner as payments for hosting service fees; and to present the capitalized implementation costs in the balance sheet in the same line item in which prepaid hosting service fees are presented. The new guidance can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We adopted this ASU effective October 1, 2018, and applied the guidance prospectively to all implementation costs associated with cloud computing arrangements that are service contracts incurred after October 1, 2018.

Stranded Tax Effects in Accumulated Other Comprehensive Income. In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” This ASU provides that the stranded tax effects in AOCI resulting from the remeasurement of deferred income taxes associated with items included in AOCI due to the enactment of the TCJA may be reclassified to retained earnings, at the election of the entity, in the period the ASU is adopted. We adopted this ASU effective October 1, 2018. The amount of stranded tax benefits reclassified from AOCI to retained earnings as of October 1, 2018 was not material.

Pension and Other Postretirement Benefit Costs. In March 2017, the FASB issued ASU No. 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” This ASU requires entities to disaggregate the service cost component from the other components of net periodic benefit cost and present it with compensation costs for related employees in the income statement. The other components are required to be presented elsewhere in the income statement and outside of income from operations. The amendments in this ASU permit only the service cost component to be eligible for capitalization, when applicable. For entities subject to rate regulation, including UGI Utilities, the ASU recognized that in the event a regulator continues to require capitalization of all net periodic benefit costs prospectively, the difference would result in the recognition of a regulatory asset or liability.

The guidance became effective for the Company beginning October 1, 2018, with retrospective adoption for the presentation of pension and postretirement expense on the income statement and a prospective adoption for capitalization. The Company’s Consolidated Statements of Income for Fiscal 2018, Fiscal 2017 and Fiscal 2016 have been recast to reflect the retrospective adoption for the presentation of the non-service cost component of net periodic pension and other postretirement benefit cost, net of estimated amounts capitalized, within “Pension and other postretirement plans non-service expense, net.” Previously, the non-service cost components were reflected in “Operating and administrative expenses.”

For Fiscal 2018, Fiscal 2017 and Fiscal 2016, the amount of expense comprising the non-service cost components of our pension and postretirement benefit plans, net of estimated amounts capitalized, presented in "Pension and other postretirement plans non-service expense, net” on the Consolidated Statements of Income totaled $0.6, $5.8 and $4.4, respectively.

Statement of Cash flows - Restricted Cash. In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows: Restricted Cash.” The guidance in this ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, as well as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statement of cash flows. The amendments in the ASU are required to be adopted on a retrospective basis. We adopted this ASU effective October 1, 2018. Adoption of this new guidance resulted in a change in presentation of restricted cash on the Consolidated Statement of Cash Flows; otherwise, this guidance did not have a significant impact on our Consolidated Statement of Cash Flows and disclosures (see Note 2, “Restricted Cash”).
Other Accounting Principles Not Yet Adopted

Pension and Other Postretirement Benefit Costs Disclosures. In August 2018, the FASB issued ASU No. 2018-14, “Changes to the Disclosure Requirements for Defined Benefit Plans.” This ASU modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans by removing and adding certain disclosures for these plans. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2020 (Fiscal 2021). The guidance shall be adopted retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Company is in the process of assessing the impact on its financial statement disclosures from the adoption of the new guidance and determining the period in which the new guidance will be adopted.

Fair Value Measurements Disclosures. In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement.” This ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in this ASU are effective for annual periods beginning after December 15, 2019 (Fiscal 2021). The guidance regarding removed and modified disclosures will be adopted on a retrospective basis and the guidance regarding new disclosures will be adopted on a prospective basis. Early adoption is permitted. The Company is in the process of assessing the impact on its financial statement disclosures from the adoption of the new guidance and determining the period in which the new guidance will be adopted.

Derivatives and Hedging. In August 2017, the FASB issued ASU No. 2017-12, “Targeted Improvements to Accounting for Hedging Activities.” This ASU amends and simplifies existing guidance to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The amendments in this ASU are effective for the Company for interim and annual periods beginning October 1, 2019 (Fiscal 2020). Early adoption is permitted. For cash flow and net investment hedges as of the adoption date, the guidance requires a modified retrospective approach. The amended presentation and disclosure guidance is required only prospectively. The Company is in the process of assessing the impact on its financial statements from the adoption of the new guidance and determining the period in which the new guidance will be adopted.

Leases. In February 2016, the FASB issued ASU No. 2016-02, "Leases." This ASU, as subsequently updated, amends existing guidance to require entities that lease assets to recognize the assets and liabilities for the rights and obligations created by those leases on the balance sheet. The new guidance also requires additional disclosures about the amount, timing and uncertainty of cash flows from leases. The amendments in this ASU are effective for the Company for interim and annual periods beginning October 1, 2019 (Fiscal 2020). Early adoption is permitted. Lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements unless an entity chooses the transition option in ASU 2018-11, “Leases: Targeted Improvements” which, among other things, provides entities with a transition option to recognize the cumulative-effect adjustment from the modified retrospective application to the opening balance of retained earnings in the period of adoption. We will adopt ASU No. 2016-02, as updated, effective October 1, 2019 and expect to elect the proposed transition option which would allow the Company to maintain historical presentation for periods before October 1, 2019. The Company has completed a preliminary assessment for evaluating the impact of the guidance and anticipates that its adoption will result in a significant amount of right-of-use assets and lease liabilities for leases in effect at the adoption date. The Company has begun implementation activities including accumulating contracts and lease data in formats compatible with a new lease management system that will assist with the initial adoption of the standard.